Segmented disclosure	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [Abstract]
Segmented disclosure [Text Block]
19)	Segmented disclosure

The Company has six operating segments: sales & trading, mine properties, corporate, exploration and evaluation properties ("E&E properties") (included as part of inter-segment transactions & other), clean energy and Largo Physical Vanadium. Corporate includes the corporate team that provides administrative, technical, financial and other support to all the Company's business units, as well as being part of the Company's sales structure.

	Sales & trading	Mine properties	Corporate	Clean Energy	Largo Physical Vanadium	Inter- segment transactions & other	Total
Year ended December 31, 2025
Revenues	$92,421	$87,357	$75,824	$-	$-	$(145,715)	$109,887

Operating costs	(77,234)	(116,206)	(72,893)	-	-	133,693	(132,640)
Professional, consulting and management fees	(2,971)	(1,958)	(5,699)	(1,221)	(651)	-	(12,500)

	Sales & trading	Mine properties	Corporate	Clean Energy	Largo Physical Vanadium	Inter- segment transactions & other	Total
Foreign exchange (loss) gain	(37)	8,707	(2)	(6)	17	-	8,679
Other general and administrative expenses	(3,241)	(1,273)	(2,565)	(745)	(180)	(302)[1]	(8,306)
Share-based payments	-	-	(2,289)	-	-	-	(2,289)
Finance costs	(3,291)	(9,131)	(635)	(3)	(77)	(6)[1]	(13,143)
Interest income	144	25	109	-	5	-	283
Technology start-up costs	-	-	-	(714)	-	-	(714)
Write-down of vanadium assets	-	-	-	-	294	-	294
Exploration and evaluation costs	-	(198)	-	-	-	(18)[2]	(216)
Gain on disposal of interest in subsidiary	-	-	-	5,179	-	-	5,179
Share of net loss from investment in associate	-	-	-	(6,189)	-	-	(6,189)
Total (net) expenses	(86,630)	(120,034)	(83,974)	(3,699)	(592)	133,367	(161,562)
Net income (loss) before tax	5,791	(32,677)	(8,150)	(3,699)	(592)	(12,348)	(51,675)
Income tax expense	-	-	-	-	-	-	-
Deferred income tax (expense) recovery	(2)	(18,619)	1,558	-	-	-	(17,063)
Net income (loss)	$5,789	$(51,296)	$(6,592)	$(3,699)	$(592)	$(12,348)	$(68,738)
Revenues (after inter-segment eliminations)	91,634	16,382	1,871	-	-	-	109,887

1. Amounts relating to Largo Titânio Ltda. and Largo Tech Ltda., which are not part of an operating segment.

2. Amount relating to E&E properties.

	Sales & trading	Mine properties	Corporate	Clean Energy	Largo Physical Vanadium	Inter-segment transactions & other	Total
Year ended December 31, 2024
Revenues	$99,708	$111,978	$92,171	$-	$-	$(178,937)	$124,920

Operating costs	(95,462)	(142,551)	(89,002)	-	-	181,197	(145,818)
Professional, consulting and management fees	(2,323)	(1,875)	(6,086)	(5,481)	(521)	(18)	(16,304)
Foreign exchange (loss) gain	(75)	(12,341)	(36)	(27)	(38)	-	(12,517)
Other general and administrative expenses	(585)	1,069	(2,518)	(2,590)	(186)	(619)[1]	(5,429)

	Sales & trading	Mine properties	Corporate	Clean Energy	Largo Physical Vanadium	Inter-segment transactions & other	Total
Share-based payments	-	-	(1,321)	-	-	-	(1,321)
Finance costs	(678)	(8,653)	83	(39)	(81)	(92)[1]	(9,460)
Interest income	48	757	700	-	18	-	1,523
Technology start-up costs	-	-	-	(3,392)	-	-	(3,392)
Write-down of vanadium assets	-	-	-	-	(1,119)	-	(1,119)
Exploration and evaluation costs	-	(2,320)	-	-	-	(8)[2]	(2,328)
Total (net) expenses	(99,075)	(165,914)	(98,180)	(11,529)	(1,927)	180,460	(196,165)
Net income (loss) before tax	633	(53,936)	(6,009)	(11,529)	(1,927)	1,523	(71,245)
Income tax recovery (expense)	(101)	2,914	-	-	-	-	2,813
Deferred income tax recovery (expense)	19	17,667	181	-	-	-	17,867
Net income (loss)	$551	$(33,355)	$(5,828)	$(11,529)	$(1,927)	$1,523	$(50,565)
Revenues (after inter-segment eliminations)	$99,708	$24,429	$783	$-	$-	$-	$124,920

1. Amounts relating to Largo Titânio Ltda. and Largo Tech Ltda., which are not part of an operating segment.

2. Amount relating to E&E properties.